Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Options exercisable, remaining contractual life
Loss before income taxes	$ (10,763)	$ (9,602)
Canadian federal and provincial income tax rates	27.00%	27.00%
Expected income tax recovery	$ (2,906)	$ (2,593)
Increase (decrease) in income tax recovery resulting from:
Spin-out transaction	8,650	0
Acquisition of Eastmain	(7,838)	0
Share-based compensation	683	918
Share issuance costs	(462)	(63)
Adjustment to tax estimates	(22)	151
Amortization of flow-through share premium	(120)	(234)
Flow-through expenditures renunciation	489	822
Difference in future and foreign tax rates	234	0
Other	55	(1,202)
Increase in unrecognized tax asset	1,237	2,147
Income tax recovery	$ 0	$ (54)